November 12, 2010

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington D.C. 20549

RE:	Transparent Value Trust
File Nos. 333-159992/811-22309
Form N-1A Post Effective Amendment

Dear Sir or Madam,

Electronically transmitted for filing via EDGAR is the registration statement relating to Transparent Value Trust (the “Trust”), a registered open-end management investment company. The registration statement filed herewith is Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended (“1933 Act”), and Amendment No. 3 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).

The amendment is being filed to add the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Equity Income Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund as new series of the Trust. The amendment is also being filed to add Class C and Class I shares to all existing Funds of the Trust.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act, and it is proposed that the Amendment will become effective on January 28, 2011. The Trust hereby undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendment, containing: (i) required exhibits; (ii) completed disclosures; (iii) responses to any comments of the SEC Staff relating to this filing; and (iv) other non-material changes permitted by that Rule.

Please contact David T. Buhler at (720) 917-0864 with any questions or comments.

Sincerely

/s/ David T. Buhler

David T. Buhler, Esq.

cc:	Armen Arus, President, Transparent Value Trust
W. John McGuire, Morgan, Lewis & Bockius LLP
Beau Yanoshik, Morgan, Lewis & Bockius LLP
Kenneth S. Gerstein, Schulte Roth & Zabel LLP